Submission	Jun. 10, 2025
Submission [Line Items]
Central Index Key	0001753373
Registrant Name	M2i Global, Inc.
Registration File Number	333-275687
Form Type	S-1
Submission Type	POS AM
Fee Exhibit Type	EX-FILING FEES